Reporting Entity (Details) - 6 months ended Jun. 30, 2023	CHF (SFr)	USD ($)	EUR (€)	AUD ($)
Auris Medical AG [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Auris Medical AG
Principal place of business	Basel
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Auris Medical AG [Member] | Switzerland [Member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary	SFr 2,500,000
Otolanum AG [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Otolanum AG
Principal place of business	Zug
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Otolanum AG [Member] | Switzerland [Member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary	SFr 100,000
Altamira Therapeutics, Inc [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Altamira Therapeutics, Inc.
Principal place of business	Dover, Delaware
Country of incorporation	United States
Ownership percentage in subsidiary	100.00%
Altamira Therapeutics, Inc [Member] | USD [member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary | $		$ 100
Auris Medical Ltd. [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Auris Medical Ltd.
Principal place of business	Dublin
Country of incorporation	Ireland
Ownership percentage in subsidiary	100.00%
Auris Medical Ltd. [Member] | EUR [Member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary | €			€ 100
Altamira Therapeutics AG [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Altamira Therapeutics AG
Principal place of business	Basel
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Altamira Therapeutics AG [Member] | Switzerland [Member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary	SFr 100,000
Auris Medical Pty Ltd [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Auris Medical Pty Ltd
Principal place of business	Melbourne
Country of incorporation	Australia
Ownership percentage in subsidiary	100.00%
Auris Medical Pty Ltd [Member] | Australia [Member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary | $				$ 100
Altamira Medica AG [Member]
Reporting Entity (Details) [Line Items]
Name of subsidiary	Altamira Medica AG
Principal place of business	Zug
Country of incorporation	Switzerland
Ownership percentage in subsidiary	100.00%
Altamira Medica AG [Member] | Switzerland [Member]
Reporting Entity (Details) [Line Items]
Share capital of subsidiary	SFr 3,000,000